Balance Sheets (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
Balance Sheets [Abstract]
Beneficiaries' equity - authorized	1,500,000	1,500,000
Beneficiaries' equity - outstanding	1,500,000	1,500,000